Income Taxes (Components of Income Tax Expense) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Current:
Domestic	¥ 130,573	¥ 130,164	¥ 162,408
Foreign	47,020	68,512	61,009
Total current tax expense	177,593	198,676	223,417
Deferred:
Domestic	58,078	(99,831)	127,185
Foreign	1,933	(7,601)	(4,060)
Total deferred tax expense (benefit)	60,011	(107,432)	123,125
Income tax expense	¥ 237,604	¥ 91,244	¥ 346,542